Note 19 - Share Capital (Details Textual) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 26, 2017 $ / shares shares	Jun. 26, 2017 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016
Statement Line Items [Line Items]
Share consolidation ratio		5	5	5
Cancelled treasury shares			7,800
Share consolidation, initial consolidation of shares		100
Share consolidation, threshold for shareholders to have shares repurchased		100
Share consolidation price per pre-consolidation share | $ / shares	$ 1.664
Share consolidation, division of consolidated shares		20
Shares repurchased during the period		118,063
Purchase of treasury shares | $		$ 146	$ 146
Reduction in number of shares issued		42,135,492
Preference shares [member]
Statement Line Items [Line Items]
Par value per share | $ / shares			$ 0
Total number of shares issued	0	0
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share | $ / shares			$ 0